Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)
WATERS EMPLOYEE INVESTMENT PLAN
Form 5500 – Schedule H, Part IV, Line 4i
Schedule of Assets (Held at End of Year) as of December 31, 2025

EIN: 04-3234558
Plan Number 002

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower,	Description of investment including maturity date,		Current
	lessor or similar party	rate of interest, collateral, par, or maturity value	Cost	value
Waters Corporation Stock Fund
*	Fidelity Management Trust Company (FMTC)	Interest-Bearing Cash	**	$1,902,288
*	FMTC	Waters Corporation Common Stock	**	66,671,560

	Total Waters Corporation Stock Fund			68,573,848
Mutual funds
	Allspring	Allspring Special Mid Cap Value Fund – Class R6	**	2,037,643
	American Funds	American Funds Washington Mutual Investors Fund - Class R6	**	35,543,879
	MassMutual	MassMutual Mid Cap Growth Fund – Class I	**	15,886,287
*	FMTC	Fidelity Investments Money Market Government Portfolio - Institutional Class	**	38,507,479

	Total mutual funds			91,975,288
Notes receivable from participants
*	Notes receivable from participants	Interest rates ranging from 3.25% to 8.50%; maturity dates through 2045	—	8,220,619
Self-directed brokerage assets
*	FMTC	Self-Directed BrokerageLink	**	61,217,309
Collective trusts
*	FMTC	Fidelity Freedom Blend 2010 Fund - Class R	**	1,506,481
*	FMTC	Fidelity Freedom Blend 2015 Fund - Class R	**	2,103,739
*	FMTC	Fidelity Freedom Blend 2020 Fund - Class R	**	32,210,864
*	FMTC	Fidelity Freedom Blend 2025 Fund - Class R	**	43,005,870
*	FMTC	Fidelity Freedom Blend 2030 Fund - Class R	**	94,369,432
*	FMTC	Fidelity Freedom Blend 2035 Fund - Class R	**	66,514,408
*	FMTC	Fidelity Freedom Blend 2040 Fund - Class R	**	73,035,798
*	FMTC	Fidelity Freedom Blend 2045 Fund - Class R	**	50,525,069
*	FMTC	Fidelity Freedom Blend 2050 Fund - Class R	**	46,999,402
*	FMTC	Fidelity Freedom Blend 2055 Fund - Class R	**	33,913,109
*	FMTC	Fidelity Freedom Blend 2060 Fund - Class R	**	19,176,813
*	FMTC	Fidelity Freedom Blend 2065 Fund - Class R	**	5,384,742
*	FMTC	Fidelity Freedom Blend Retirement Fund	**	5,854,234
*	FMTC	Fidelity Diversified International Commingled Pool	**	35,813,694
*	FMTC	Fidelity Managed Income Portfolio Class II	**	15,717,571
*	FMTC	Fidelity Growth Company Commingled Pool	**	260,091,432
*	FMTC	Fidelity Institutional Asset Management U.S. Bond Index Commingled Pool - Class D	**	56,422,959
	Geode Capital Management Trust Company	Spartan 500 Index Pool - Class D	**	209,744,757
	Geode Capital Management Trust Company	Spartan Extended Market Index Pool - Class D	**	48,918,284
	Geode Capital Management Trust Company	Spartan Total International Index Pool - Class D	**	30,435,899
	American Century Funds	American Century U.S. Small Cap Value Equity Fund	**	14,437,828

	Total collective trusts			1,146,182,385

	Total investments			$1,376,169,449

*	Party-in-interest
**	Not applicable as investments are participant-directed